File# 1-12307
CERT NYS

13002255

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

Received SEC

MAY 03 2013

Washington, DC 20549

NYSE EURONEXT

May 3, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Zions Bancorporation, Depositary Shares, Each Representing 1/40th Interest in a Share of Series H Fixed-Rate Non-Cumulative Perpetual Preferred Stock, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 3, 2013. Tentative listing date – May 7, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com